SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 08, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Accounts Receivable, Net, Current, Total		$ 37,885	$ 37,885	$ 191,601		$ 216,641
Concentration Risk, Percentage				10.00%
Finite-Lived Intangible Assets, Amortization Expense, Year One to Five		589,000		$ 115,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five		2,667,000		480,000
Revenue Recognition, Sales Returns, Reserve for Sales Returns		26,000		26,000
WalMart [Member]
Accounts Receivable, Net, Current, Total				37,963	$ 20,580
License fee received	$ 11,000
Sothema [Member]
Accounts Receivable, Net, Current, Total				85,000		$ 135,035
License fee received	$ 36,500			$ 200,000
BroadMed SAL [Member]
License fee received		$ 5,000
Customer 2 [Member]
Concentration Risk, Percentage		13.10%	0.00%
Risk, receivables		0.00%
Customer 3 [Member]
Concentration Risk, Percentage		11.10%	0.00%
Risk, receivables		10.40%
Customer 1 [Member]
Concentration Risk, Percentage		18.30%	31.40%
Risk, receivables		52.10%
Customer 4 [Member]
Concentration Risk, Percentage			9.90%